Cover	Nov. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Securities Act File Number	001-38990
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Tax Identification Number	83-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Forsyth Boulevard
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	655-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false